Investments in Other Entities - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of associates and joint ventures [line items]
Impairment of investments		$ 250		$ 2,501	$ 948
Financial assets		5		8		$ 5	$ 8
Joint Ventures
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized		3		(157)	(215)
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Dividend income		16		16
Promotora Mexicana de Embotelladores, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Dividend income				1
Jugos del Valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution		44
Leao Alimentos y Bebidas LTDA
Disclosure of associates and joint ventures [line items]
Reduction of issued capital			$ 46
Impairment of investments				1,038
Trop Frutas do Brasil, LTDA.
Disclosure of associates and joint ventures [line items]
Impairment of investments		250
Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Impairment of investments				1,463	948
Percentage of stock sold	100.00%
Associates
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized		$ 85		$ (124)	$ 84